Biological Assets (Details) - Schedule of Current and Non-Current Biological Assets $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Current and Non-Current Biological Assets [Line Items]
Current biological assets, Amount	$ 1,549,648	$ 1,712,153	$ 1,741,296	$ 1,861,106	$ 1,327,675	$ 984,417
Non-current biological assets, Amount	$ 511,538	531,477	$ 550,866	501,958	$ 402,297	$ 342,249
Total of biological assets		2,243,630		2,363,064
Chicken and eggs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Current biological assets, Amount		$ 685,465		$ 737,911
Current biological assets, Quantity		560,414		615,040
Cattle [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Current biological assets, Amount		$ 62,556		$ 59,356
Current biological assets, Quantity		19		60
Non-current biological assets, Amount		$ 2,534		$ 1,759
Non-current biological assets, Quantity		1		1
Hogs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Current biological assets, Amount		$ 776,125		$ 859,905
Current biological assets, Quantity		8,516		7,922
Non-current biological assets, Amount		$ 116,160		$ 128,634
Non-current biological assets, Quantity		670		716
Lamb [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Current biological assets, Amount		$ 126		$ 737
Current biological assets, Quantity		1		6
Fish (biomass – kg) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Current biological assets, Amount		$ 187,881		$ 203,197
Current biological assets, Quantity		21,678		25,256
Mature chickens (breeding stage) Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Non-current biological assets, Amount		$ 211,021		$ 173,416
Non-current biological assets, Quantity		23,745		24,598
Immature chickens (in development) and eggs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Non-current biological assets, Amount		$ 182,741		$ 182,498
Non-current biological assets, Quantity		16,867		21,241
Mature fish (biomass – kg) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Non-current biological assets, Amount		$ 2,343		$ 2,110
Non-current biological assets, Quantity		84		93
Immature fish (biomass – kg) and eggs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Non-current biological assets, Amount		$ 14,140		$ 11,570
Non-current biological assets, Quantity		514		382
Eucalyptus forests (hectares) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Non-current biological assets, Amount		$ 2,538		$ 1,971
Non-current biological assets, Quantity		2,232		2,232